MONEY MARKET PORTFOLIO (Second Prospectus Summary) | MONEY MARKET PORTFOLIO
Portfolio Summary
Investment Objectives
The Portfolio seeks high current income, preservation of capital and liquidity.
Fees and Expenses of the Portfolio
The table below describes the fees and expenses that you may pay if you buy and hold Class Y shares of the Portfolio. Total annual Portfolio operating expenses in the table and the Example below do not reflect the impact of any charges by your insurance company. If they did, expenses would be higher.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		MONEY MARKET PORTFOLIO Class Y
Advisory fee		0.45%
Distribution and service (12b-1) fees		0.25%
Other expenses		0.16%
Total annual Portfolio operating expenses	[1]	0.86%
Fee waiver and/or expense reimbursement	[1]	0.63%
Total annual Portfolio operating expenses after fee waiver and/or expense reimbursement	[1]	0.23%
[1]	The Portfolio's "Distributor," Morgan Stanley Distribution, Inc., its "Adviser," Morgan Stanley Investment Management Inc., and its "Administrator," Morgan Stanley Services Company Inc., have agreed to waive and/or reimburse all or a portion of the Portfolio's distribution fee, advisory fee and administration fee, respectively, to the extent that total expenses exceed total income on a daily basis. These fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Example
The example below is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
MONEY MARKET PORTFOLIO Class Y	24	74	130	293

Principal Investment Strategies
The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in high quality, short-term debt obligations. The Portfolio's money market investments may include commercial paper, corporate obligations, debt obligations of U.S. regulated banks (including U.S. branches and subsidiaries of foreign banks) and instruments secured by those obligations (these investments include certificates of deposit), certificates of deposit of savings banks and savings and loan organizations, debt obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, including securities guaranteed under the Federal Deposit Insurance Corporation
("FDIC") Temporary Liquidity Guarantee Program, U.S. dollar-denominated foreign bank obligations, asset-backed securities and repurchase agreements.
Principal Risks
There is no assurance that the Portfolio will achieve its investment objectives.
Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in the Portfolio. The principal risks of investing in the Portfolio include:

• Credit and Interest Rate Risk. Debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

• U.S. Government Securities. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. Government will not provide financial support to such U.S.
government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

• Asset-Backed Securities. Asset-backed securities involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. Some asset-backed securities may also entail prepayment risk, which may vary depending on the type of asset.

• Foreign Money Market Securities. Investing in money market securities of foreign issuers involves some additional risks, including higher cost of investing and the possibility of adverse political, economic or other developments affecting the issuers of these securities.

• Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.
Past Performance
The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class
Y shares from year to year and by showing the average annual returns of the
Portfolio's Class Y shares for the one, five and 10 year periods. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The Portfolio's past performance does not indicate how the Portfolio will perform in the future.
Annual Total Returns-Calendar Years

High Quarter 12/31/07: 1.16% Low Quarter 6/30/09: 0.00%
Average Annual Total Returns For Periods Ended December 31, 2011
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
MONEY MARKET PORTFOLIO Class Y	Money Market Portfolio	0.01%	1.35%	1.56%